UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  06/30/2012

Item 1.  Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report

June 30, 2012

Advised by:

BBW Capital Advisors

1743 Wazee Street, Suite 250

Denver, CO 80202

(303) 573-1212

Subadvised by:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

Tel. (855) 881-2380

www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The fund's performance figures* for the six months ending June 30, 2012, compared to its benchmarks:

	Six Months	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	1.04%	2.65%
Barclays Capital Mortgage Backed Securities Index ***	1.66%	5.36%
Barclays Capital Short Treasury Index ****	0.05%	0.18%
Blended Benchmark Index *****	0.86%	2.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-881-2380

** Inception date is January 3, 2011.

*** The Barclays Capital Mortgage Backed Securities Index measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC").   The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

**** The Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

***** The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclay's Capital Mortgage Backed Securities.  The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Holdings By Sector	% of Net Assets
U.S. Government Agency Obligations	87.5%
U.S. Treasury	5.2%
Other, Cash & Cash Equivalents	7.3%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 87.5%
	FEDERAL HOME LOAN MORTGAGE CORP. - 35.9% (a)
9,000,000	Federal Home Loan Mortgage Corp (b)	0.2130	11/4/2013	$ 9,001,350
2,170,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,213,350
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	562,770
215,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	223,183
500,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	527,045
1,085,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,167,794
538,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	3.9740	1/25/2021	603,373
945,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2046	1,061,300
2,551,845	Freddie Mac Gold Pool	4.5000	5/1/2031	2,750,937
4,217,283	Freddie Mac Gold Pool	4.5000	6/1/2039	4,512,451
407,793	Freddie Mac Gold Pool	4.5000	2/1/2041	435,804
820,670	Freddie Mac Gold Pool	5.0000	5/1/2041	890,396
182,307	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	188,019
490,074	Freddie Mac Non Gold Pool (b)	2.3020	4/1/2036	517,734
663,668	Freddie Mac Non Gold Pool (b)	2.3500	11/1/2033	701,430
569,197	Freddie Mac Non Gold Pool (b)	2.3700	4/1/2035	602,530
1,091,364	Freddie Mac Non Gold Pool (b)	2.3700	3/1/2036	1,156,147
1,236,799	Freddie Mac Non Gold Pool (b)	2.3750	2/1/2036	1,308,212
1,266,062	Freddie Mac Non Gold Pool (b)	2.3750	2/1/2035	1,340,114
667,736	Freddie Mac Non Gold Pool (b)	2.4050	1/1/2035	707,433
3,799,180	Freddie Mac Non Gold Pool (b)	2.4110	3/1/2037	4,019,722
878,319	Freddie Mac Non Gold Pool (b)	2.4150	2/1/2036	930,649
1,179,459	Freddie Mac Non Gold Pool (b)	2.4580	5/1/2037	1,252,102
341,978	Freddie Mac Non Gold Pool (b)	2.4670	6/1/2037	363,328
812,157	Freddie Mac Non Gold Pool (b)	2.5260	9/1/2035	868,204
1,094,432	Freddie Mac Non Gold Pool (b)	2.6310	1/1/2035	1,163,075
1,716,220	Freddie Mac Non Gold Pool (b)	2.6360	5/1/2036	1,822,523
821,152	Freddie Mac Non Gold Pool (b)	2.7390	4/1/2037	880,365
89,586	Freddie Mac Non Gold Pool (b)	2.7880	7/1/2024	93,288
968,833	Freddie Mac Non Gold Pool (b)	2.8050	11/1/2036	1,028,707
516,659	Freddie Mac Non Gold Pool (b)	2.9940	4/1/2037	555,528
744,574	Freddie Mac Non Gold Pool (b)	3.6110	11/1/2038	798,764
2,388,703	Freddie Mac Non Gold Pool (b)	5.2910	11/1/2038	2,566,304
485,038	Freddie Mac Non Gold Pool (b)	5.2960	12/1/2037	497,956
570,357	Freddie Mac Non Gold Pool (b)	5.3650	6/1/2037	610,749
702,117	Freddie Mac Non Gold Pool (b)	5.6640	9/1/2038	724,082
590,854	Freddie Mac Non Gold Pool (b)	5.7420	5/1/2037	630,542
1,200,808	Freddie Mac REMICS (b,c)	0.3988	4/15/2018	1,196,281
765,251	Freddie Mac REMICS (b,c)	0.4488	10/15/2017	762,986
731,805	Freddie Mac REMICS (b,c)	0.4888	5/15/2036	730,488
1,473,406	Freddie Mac REMICS (b,c)	0.5488	6/15/2018	1,474,894
712,577	Freddie Mac REMICS (b,c)	0.5988	1/15/2031	712,727
206,536	Freddie Mac REMICS (b,c)	0.5988	4/15/2033	206,526
679,239	Freddie Mac REMICS (b,c)	0.6388	8/15/2035	679,592
633,766	Freddie Mac REMICS (b,c)	0.6488	11/15/2032	640,845
1,000,000	Freddie Mac REMICS (c)	4.0000	2/15/2020	1,085,620
1,000,000	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,061,020
2,429,621	Freddie Mac REMICS (b,c)	5.0522	12/15/2036	2,490,365
1,321,766	Freddie Mac REMICS (b,c)	5.1326	6/15/2048	1,364,739
991,824	Freddie Mac REMICS (c)	5.5000	12/15/2033	1,034,631
342,036	Freddie Mac REMICS (c)	6.0000	2/15/2029	347,728
				63,065,702
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 41.6% (a)
191,879	Fannie Mae Pool (b)	1.3410	9/1/2044	198,282
263,823	Fannie Mae Pool (b)	1.3470	4/1/2034	272,535
104,399	Fannie Mae Pool (b)	1.7890	2/1/2020	105,063
243,694	Fannie Mae Pool (b)	2.0520	7/1/2032	253,059
137,772	Fannie Mae Pool (b)	2.1330	1/1/2019	137,652
153,606	Fannie Mae Pool (b)	2.1400	3/1/2033	160,887
226,105	Fannie Mae Pool (b)	2.1830	2/1/2036	237,772

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 41.6% (a) (continued)
140,499	Fannie Mae Pool (b)	2.2500	5/1/2032	$ 146,558
690,349	Fannie Mae Pool (b)	2.2600	8/1/2035	726,785
824,570	Fannie Mae Pool (b)	2.2700	9/1/2034	870,622
143,849	Fannie Mae Pool (b)	2.2760	5/1/2032	150,477
994,422	Fannie Mae Pool (b)	2.2930	1/1/2035	1,049,941
433,414	Fannie Mae Pool (b)	2.2990	7/1/2035	457,742
1,552,171	Fannie Mae Pool (b)	2.3100	1/1/2036	1,643,640
1,159,041	Fannie Mae Pool (b)	2.3190	4/1/2033	1,224,051
881,377	Fannie Mae Pool (b)	2.3270	4/1/2034	931,898
4,123,824	Fannie Mae Pool (b)	2.3410	10/1/2034	4,359,583
195,179	Fannie Mae Pool (b)	2.3450	6/1/2036	206,562
1,048,739	Fannie Mae Pool (b)	2.3470	8/1/2035	1,111,999
1,342,285	Fannie Mae Pool (b)	2.3470	8/1/2035	1,425,185
108,483	Fannie Mae Pool (b)	2.3530	8/1/2039	114,648
188,236	Fannie Mae Pool (b)	2.3560	5/1/2035	199,180
120,771	Fannie Mae Pool (b)	2.3590	7/1/2033	126,584
1,593,198	Fannie Mae Pool (b)	2.4120	10/1/2033	1,686,193
996,314	Fannie Mae Pool (b)	2.4120	6/1/2033	1,053,343
2,620,297	Fannie Mae Pool (b)	2.4370	1/1/2035	2,779,689
107,043	Fannie Mae Pool (b)	2.4510	7/1/2029	107,590
2,691,554	Fannie Mae Pool (b)	2.4600	4/1/2037	2,851,567
105,662	Fannie Mae Pool (b)	2.5200	5/1/2031	110,419
2,201,084	Fannie Mae Pool (b)	2.5240	7/1/2035	2,335,174
272,191	Fannie Mae Pool (b)	2.5500	8/1/2033	288,648
93,474	Fannie Mae Pool (b)	2.5580	1/1/2030	97,126
151,569	Fannie Mae Pool (b)	2.6580	11/1/2029	156,572
576,083	Fannie Mae Pool (b)	2.6660	5/1/2035	615,735
1,031,359	Fannie Mae Pool (b)	2.6700	8/1/2036	1,104,410
1,050,993	Fannie Mae Pool (b)	2.8230	4/1/2037	1,127,883
2,101,855	Fannie Mae Pool (b)	2.8250	10/1/2036	2,267,691
89,259	Fannie Mae Pool (b)	2.8690	2/1/2025	92,781
2,987,503	Fannie Mae Pool	3.0000	12/1/2026	3,133,353
303,208	Fannie Mae Pool	3.0000	5/1/2027	318,010
1,528,510	Fannie Mae Pool	3.0000	1/1/2027	1,603,132
113,260	Fannie Mae Pool (b)	3.0000	9/1/2033	119,994
2,044,424	Fannie Mae Pool (b)	3.0700	1/1/2036	2,194,382
2,187,539	Fannie Mae Pool (b)	3.1560	7/1/2037	2,344,757
193,366	Fannie Mae Pool (b)	3.3730	11/1/2035	208,029
419,345	Fannie Mae Pool (b)	3.4060	6/1/2037	448,527
613,949	Fannie Mae Pool (b)	3.4730	6/1/2035	658,215
1,080,000	Fannie Mae Pool	3.5000	6/1/2042	1,136,192
1,115,000	Fannie Mae Pool	3.5000	7/1/2042	1,173,014
282,194	Fannie Mae Pool (b)	3.5470	9/1/2036	299,676
2,319,747	Fannie Mae Pool	4.5000	6/1/2038	2,492,012
154,185	Fannie Mae Pool (b)	4.6510	2/1/2023	159,274
683,258	Fannie Mae Pool	5.0000	7/1/2037	741,479
892,131	Fannie Mae Pool	5.0000	7/1/2035	968,149
264,365	Fannie Mae Pool	5.0000	6/1/2040	286,382
367,167	Fannie Mae Pool	5.0000	6/1/2040	397,744
365,100	Fannie Mae Pool (b)	5.4350	1/1/2036	390,336
260,902	Fannie Mae Pool	5.5000	7/1/2037	284,701
319,469	Fannie Mae Pool	5.5000	3/1/2037	348,608
297,467	Fannie Mae Pool	5.5000	10/1/2037	324,602
330,001	Fannie Mae Pool	5.5000	11/1/2037	360,104
347,643	Fannie Mae Pool	5.5000	2/1/2038	379,355
1,852,169	Fannie Mae Pool (b)	5.7690	9/1/2037	1,986,451
3,438,869	Fannie Mae Pool (b)	5.9290	1/1/2038	3,743,965
1,680,123	Fannie Mae REMICS (b,c)	0.4453	1/25/2037	1,680,913
257,394	Fannie Mae REMICS (b,c)	0.4953	9/25/2033	257,394
111,048	Fannie Mae REMICS (b,c)	0.4978	11/17/2029	111,562
235,990	Fannie Mae REMICS (b,c)	0.6453	10/25/2017	236,215
2,050,286	Fannie Mae REMICS (b,c)	0.7978	12/18/2030	2,081,347
1,406,304	Fannie Mae REMICS (b,c)	0.7978	12/18/2030	1,427,610

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 41.6% (a) (continued)
1,271,395	Fannie Mae REMICS (b,c)	4.8114	8/25/2038	$ 1,285,619
164,063	Fannie Mae REMICS (c)	5.0000	7/25/2025	172,074
1,262,211	Fannie Mae REMICS (c)	6.0000	11/25/2032	1,395,185
5,000,000	Federal National Mortgage Association (b)	0.2158	11/8/2013	5,000,150
				72,934,038
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.0%
1,220,009	Ginnie Mae II Pool (b)	1.3200	12/20/2061	1,235,625
1,931,440	Ginnie Mae II Pool	4.4790	2/20/2062	2,125,262
714,754	Ginnie Mae II Pool	4.5280	3/20/2062	797,077
692,689	Ginnie Mae II Pool	4.5600	3/20/2062	772,285
1,295,000	Ginnie Mae II Pool	4.6040	6/20/2062	1,452,626
1,522,883	Ginnie Mae II Pool	4.7000	8/20/2061	1,700,411
518,933	Ginnie Mae II Pool	4.7430	1/20/2061	576,815
411,654	Ginnie Mae II Pool	4.8260	6/20/2061	464,739
2,850,070	Ginnie Mae II Pool	4.8510	5/20/2062	3,204,793
1,028,772	Ginnie Mae II Pool	4.9090	6/20/2062	1,144,831
1,352,299	Ginnie Mae II Pool	4.9170	2/20/2062	1,513,057
2,539,378	Government National Mortgage Association (b,c)	0.4988	12/16/2028	2,544,482
				17,532,003
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $152,634,318)			153,531,743

	U.S. TREASURY - 5.2%
4,680,000	United States Treasury Bond	3.6250	2/15/2021	5,528,616
3,000,000	United States Treasury Note	4.2500	11/15/2017	3,539,766
	TOTAL U.S. TREASURY (Cost - 8,888,746)			9,068,382

	SHORT-TERM INVESTMENTS - 4.3%
	U.S. TREASURY - 4.3%
7,500,000	United States Treasury Bill (e) (Cost - $7,499,184)	0.0725	8/23/2012	7,499,184

	TOTAL INVESTMENTS - 97.0% (Cost - $169,022,248) (d)			$ 170,099,309
	OTHER ASSETS LESS LIABILITIES - 3.0%			5,321,122
	TOTAL NET ASSETS - 100.0%			$ 175,420,431

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
(e)	Represents discount rate at time of purchase.
		Unrealized Appreciation:		$ 1,373,380
		Unrealized Depreciation:		(296,319)
		Net Unrealized Appreciation:		$ 1,077,061

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

ASSETS
Investment securities:
At cost	$ 169,022,248
At value	$ 170,099,309
Cash	5,172,785
Receivable for Fund shares sold	500,000
Receivable for securities sold	2,908,434
Interest receivable	420,685
Prepaid expenses	558
TOTAL ASSETS	179,101,771

LIABILITIES
Payable for investments purchased	3,450,427
Investment advisory fees payable	58,236
Fees payable to other affiliates	10,212
Distributions Payable	136,058
Distribution (12b-1) fees payable	13,629
Accrued expenses and other liabilities	12,778
TOTAL LIABILITIES	3,681,340
NET ASSETS	$ 175,420,431

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	174,656,955
Accumulated distributions in excess of net investment income	(563,250)
Accumulated net realized gain from investments	249,665
Net unrealized appreciation on investments	1,077,061
NET ASSETS	$ 175,420,431

Net Asset Value Per Share:
Shares of beneficial interest outstanding	17,293,175
Net asset value (Net Assets divided by Shares Outstanding)
and redemption price per share (a)	$ 10.14

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of .25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$ 992,204
TOTAL INVESTMENT INCOME	992,204

EXPENSES
Investment advisory fees	303,784
Administrative services fees	30,133
Distribution (12b-1) fees	67,508
Professional fees	11,817
Accounting services fees	21,073
Transfer agent fees	8,557
Compliance officer fees	8,206
Custodian fees	5,397
Printing and postage expenses	3,632
Trustees' fees and expenses	2,457
Insurance expense	373
Registration fees	256
Other expenses	6,830
TOTAL EXPENSES	470,023
Fees waived by the Advisor	(29,595)
NET EXPENSES	440,428

NET INVESTMENT INCOME	551,776

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments transactions	292,984
Net change in unrealized appreciation (depreciation) from investments transactions	445,190
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	738,174

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,289,950

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended	For the Period Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
FROM OPERATIONS
Net investment income	$ 551,776	$ 642,907
Net realized gain from investment transactions	292,984	392,774
Net change in unrealized appreciation (depreciation) on investments	445,190	631,871
Net increase in net assets resulting from operations	1,289,950	1,667,552

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,115,026)	(914,047)
From net realized gains	-	(192,011)
Net decrease in net assets from distributions to shareholders	(1,115,026)	(1,106,058)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	114,300,000	122,200,010
Net asset value of shares issued in
reinvestment of distributions to shareholders	539,891	709,883
Payments for shares redeemed	(30,780,220)	(32,285,551)
Net increase in net assets from shares of beneficial interest	84,059,671	90,624,342

TOTAL INCREASE IN NET ASSETS	84,234,595	91,185,836

NET ASSETS
Beginning of Period	91,185,836	-
End of Period *	$ 175,420,431	$ 91,185,836
* Distributions in excess of net investment income:	$ (563,250)	$ -

SHARE ACTIVITY
Shares Sold	11,262,892	12,126,652
Shares Reinvested	53,192	70,189
Shares Redeemed	(3,032,315)	(3,187,435)
Net increase in shares of beneficial interest outstanding	8,283,769	9,009,406

(a)	TransWestern Institutional Short Duration Government Bond Fund commenced operations on January 3, 2011.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

		Six Months Ended	Period Ended
		June 30, 2012	December 31,
		(Unaudited)	2011 (1)
Net Asset Value, Beginning of Period		$ 10.12	$ 10.00
Income (loss) from investment operations:
	Net investment income (2)	0.04	0.12
	Net realized and unrealized
	gain (loss) on investments	0.06	0.17
Total from investment operations		0.10	0.29

Less distributions from:
	Net investment income	(0.08)	(0.15)
	Net realized gains	-	(0.02)
Total from distributions		(0.08)	(0.17)

Net Asset Value, End of Period		$ 10.14	$ 10.12

Total return (3,4)		1.04%	2.90%

	Net assets, end of period (000s)	$ 175,420	$ 91,186

	Ratio of gross expenses to average net assets (5)	0.69%	0.87%

	Ratio of net expenses to average net assets (5)	0.65%	0.65%

	Ratio of net investment income to average net assets (5)	0.81%	1.19%

	Portfolio Turnover Rate (3)	48%	103%

(1)	The TransWestern Institutional Short Duration Government Fund commenced operations on January 3, 2011.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Not annualized.
(4)	Total return shown assumes reinvestment of distributions.
(5)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2012

1.

ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective seeks to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value without a sales charge.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agency Securities	$ -	$ 153,531,743	$ -	$ 153,531,743
U.S. Treasury	-	9,068,382	-	9,068,382
Short-Term Investment	-	7,499,184	-	7,499,184
Total	$ -	$ 170,099,309	$ -	$ 170,099,309

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011 and 2010. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $137,019,685 and $60,898,478, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BBW Capital Advisors serves as the Fund’s Investment Advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves and the Fund’s Sub-Advisor (the “Sub-Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .45% of the Fund’s average daily net assets. Subject to the authority of the Board of Trustees and oversight by the advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund' strategy and management of the Fund's investment portfolio according to the Fund's investment objective, policies and restrictions. The Sub-Advisor is paid by the advisor, not the Fund.

Pursuant to a Expense Limitation Agreement (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until December 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed .65% per annum of the Fund’s average daily net assets. During the period ended June 30, 2012 the Advisor waived fees of $29,595.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund's Operating Expenses are subsequently less than .65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed .65% of average daily net assets. If Fund Operating Expenses subsequently exceed .65% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2011, there was $119,515 of fee waivers subject to recapture by the Advisor through December 31, 2014.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan the Fund pays the Fund’s advisor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. However the Fund’s Board has only authorized distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets during the Fund’s first year of operations. During the period ended June 30, 2012, pursuant to the Plan, the Advisor received $67,508 in payments.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of .25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended June 30, 2012, the Fund did not assess redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
December 31, 2011
Ordinary Income	$ 1,106,058
Long-Term Capital Gain	-
$ 1,106,058

As of December 31, 2011, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (43,319)	$ 631,871	$ 588,552

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $43,319.

Permanent book and tax differences primarily attributable to non-deductible expenses and adjustments for paydowns, resulted in reclassification as of December 31, 2011 as follows: a decrease in paid in capital of $27,058; an increase in accumulated net investment income of $271,140 and a decrease in accumulated net realized gain on investments of $244,082.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2012

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

TransWestern Institutional Short Duration Government Bond Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2012

As a shareholder of the TransWestern Institutional Short Duration Government Bond Fund (“TransWestern”), you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the TransWestern Institutional Short Duration Government Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the TransWestern’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Annualized	Beginning	Ending	Expenses Paid
Expense	Account Value	Account Value	During Period *
Actual Ratio	1/1/12	6/30/12	1/1/2012 – 6/30/12
TransWestern 0.65%	$1,000.00	$1,010.40	$3.23

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period *
(5% return before expenses)	1/1/12	6/30/12	1/1/2012 – 6/30/12
TransWestern 0.65%	$1,000.00	$1,021.63	$3.27

*    Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

TransWestern Institutional Short Duration Government Bond Fund

APPROVAL OF ADVISORY AGREEMENT (Unaudited)

June 30, 2012

In connection with a meeting held on November 3, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons with respect to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BBW Capital Advisors, LLC (“BBW” or the “Adviser”) and the Trust, on behalf TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite, (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions, (c) the overall organization of the Adviser and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services. A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies. The Trustees discussed the nature of BBW’s operations, the quality of BBW’s compliance infrastructure and the experience of its fund management personnel. The Trustees concluded that BBW has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, the Board, including the Independent Trustees, considered BBW’s past performance of separately managed accounts. The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses. The Board noted that BBW would charge a 0.45% annual advisory fee based on the average net assets of the Fund. The Trustees also considered the Adviser's contractual agreement to limit Fund expenses, at least until December 31, 2013, to 0.65%.The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale. It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability. The Board, including the Independent Trustees, considered the anticipated profits to be realized by BBW in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BBW from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and expected asset level, the Board was satisfied that BBW’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

TransWestern Institutional Short Duration Government Bond Fund

APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued)

June 30, 2012

Approval of Sub-Advisory Agreement

In connection with a meeting held on November 3, 2010, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of the separate sub-advisory agreement between BBW Capital Advisors, LLC (“BBW” or the “Adviser”) and Loomis, Sayles & Company, L.P. (“Loomis, Sayles” or the “Sub- Adviser”) with respect to the Fund (the “Sub-Advisory Agreement”). In considering the proposed Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser’s separately managed accounts, (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions, (c) the overall organization of the Sub-Adviser and (d) investment management staffing.

In its consideration of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub- Advisory Agreement include the following:

Nature, Extent and Quality of Services. The Trustees discussed the extent of the Sub-Adviser’s operations, the quality of Sub-Adviser’s compliance infrastructure and the experience of its fund management personnel. The Trustees concluded that Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Sub-Adviser. However, the Board, including the Independent Trustees, considered the Sub- Adviser’s past performance with its separately managed accounts. The Board concluded that the Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses. The Board then discussed the proposed fees to be paid to the Sub-Adviser and concluded that the Fund’s sub-advisory fees, as well as its overall expense ratio, were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for providing sub-advisory services to the Fund. They also considered the profits to be realized by the Sub-Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure is fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR

BBW Capital Advisors

1743 Wazee Street, Suite 250

Denver, CO 80202

SUB-ADVISOR

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date  09/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date     09/10/2012

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

09/10/2012